Share Capital and Additional Paid in Capital Authorized (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share Capital And Additional Paid In Capital Authorized [Abstract]
Summary of Warrant Activity

Following is a summary of the warrant activity during the three and six months ended June 30, 2024 and 2023:

	Number of Share Purchase Warrants	Weighted Average Exercise Price
Outstanding January 1, 2023	19,633,911	$1.18
Issued	-	-
Exercised	(2,499,453)	0.43
Expired	-	-
Outstanding March 31, 2023	17,134,458	$1.29
Issued	-	-
Exercised	(227,630)	0.97
Expired	(4,530,808)	0.99
Outstanding June 30, 2023	12,376,020	$1.40

Outstanding January 1, 2024	22,571,471	$1.35
Issued	-	-
Exercised	-	-
Expired	(4,838,707)	1.24
Outstanding March 31, 2024	17,732,764	$1.21
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding June 30, 2024	17,732,764	$1.21

As of June 30, 2024, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
7,537,313	USD$1.50	1.83	April 29, 2026
10,195,451	USD$1.00	6.00	Jun 30, 2030
17,732,764

As of June 30, 2023, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
4,838,707	USD$1.24	0.75	March 28, 2024
7,537,313	USD$1.50	2.83	April 29, 2026
12,376,020

The following is a summary of share purchase warrants activities during the years ended December 31, 2023 and 2022:

	Number of Share Purchase Warrants		Weighted Average Exercise Price
Outstanding January 1, 2022	17,631,350		$1.05
Issued	4,838,707	-	1.24
Exercised	(1,110,510)	-	0.48
Expired	(1,725,636)	-	0.48
Outstanding December 31, 2022	19,633,911		$1.18
Issued	10,142,874		1.00
Exercised	(2,727,083)	-	0.48
Expired	(4,530,808)		0.99
Outstanding December 31, 2023	22,518,894		$1.35

Schedule of Purchase Warrants Outstanding and Exercisable

As of June 30, 2024, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
7,537,313	USD$1.50	1.83	April 29, 2026
10,195,451	USD$1.00	6.00	Jun 30, 2030
17,732,764

As of June 30, 2023, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
4,838,707	USD$1.24	0.75	March 28, 2024
7,537,313	USD$1.50	2.83	April 29, 2026
12,376,020

As of December 31, 2023, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
4,838,707	USD$1.24	0.24	Mar 28, 2024
7,537,313	USD$1.50	2.33	April 29, 2026
10,142,874	USD$1.00	6.50	Jun 30, 2030
22,518,894

As of December 31, 2022, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
4,882,838	USD$1.00	0.32	April 26, 2023
192,500	USD$0.62	0.32	April 26, 2023
2,182,553	USD$0.39	0.34	April 26, 2023
4,838,707	USD$1.24	1.24	Mar 28, 2024
7,537,313	USD$1.50	3.33	April 29, 2026
19,633,911

Summary of Stock Option Activities

The following is a summary of stock option activities for the three and six months ended June 30, 2024 and 2023:

	Number of stock options	Weighted average exercise price	Weighted average grant date fair value
Outstanding January 1, 2023	820,668	$0.25	$0.34
Granted	—	—	—
Exercised	(150,000)	0.48	0.16
Forfeited	(200,000)	0.25	0.57
Outstanding March 31, 2023	470,668	$0.25	$0.54
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Outstanding June 30, 2023	470,668	$0.25	$0.54

Outstanding January 1, 2024	470,668	$0.25	$0.54
Granted	—	—	—
Exercised	—	—	—
Forfeited	(157,334)	0.37	0.24
Outstanding March 31, 2024	313,334	$0.25	$0.25
Granted	—	—	—
Exercised	—	—	—
Forfeited	(66,667)	0.25	0.67
Outstanding June 30, 2024	246,667	$0.25	$0.67

The following is a summary of stock option activities for the years ended December 31, 2023 and 2022:

	Number of stock options	Weighted average exercise price	Weighted average grant date fair value
Outstanding January 1, 2022	920,668	$0.25	$0.49
Granted	—	—	—
Exercised	(83,333)	0.25	0.57
Forfeited	(16,667)	0.25	0.57
Outstanding December 31, 2022	820,668	$0.25	$0.48
Granted
Exercised	(150,000)	0.48	0.16
Forfeited	(200,000)	0.25	0.57
Outstanding December 31, 2023	470,668	$0.25	$0.54

Summary of Stock Options Outstanding and Exercisable

As of June 30, 2024, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
246,667	246,667	$0.25	—	June 23, 2025
246,667	246,667

As of June 30, 2023, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
420,668	420,668	$0.25	1.98	June 23, 2025
50,000	50,000	$0.62	2.24	September 23, 2025
470,668	470,668

As of December 31, 2023, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
420,668	420,668	$0.25	1.48	June 23, 2025
50,000	50,000	$0.62	1.73	September 23, 2025
470,668	470,668

As of December 31, 2022, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
150,000	150,000	$0.47	0.49	June 29, 2023
100,000	100,000	$0.25	0.59	March 8, 2023
100,000	100,000	$0.25	0.11	February 9, 2023
420,668	420,668	$0.25	2.48	June 23, 2025
50,000	50,000	$0.62	2.73	September 23, 2025
820,668	820,668

Summary of RSU Activities

The following is a summary of RSU activities for the three and six months ended June 30, 2024 and 2023:

	Number of RSUs	Weighted average grant date fair value per RSU
Outstanding January 1, 2023	3,305,837	$1.14
Granted	1,687,777	0.97
Vested	(400,542)	1.04
Forfeited	(129,315)	0.96
Outstanding March 31, 2023	4,463,757	$1.10
Granted	1,155,000	0.97
Vested	(467,500)	0.91
Forfeited	(378,334)	1.01
Outstanding June 30, 2023	4,772,923	$1.01

Outstanding January 1, 2024	4,989,603	$0.98
Granted	2,573,333	0.52
Vested	(794,579)	1.02
Forfeited	(870,002)	1.11
Outstanding March 31, 2024	5,898,355	$0.75
Granted	231,667	0.54
Vested	(619,908)	1.26
Forfeited	(330,892)	0.71
Outstanding June 30, 2024	5,179,222	$0.69

The following is a summary of RSU activities for the years ended December 31, 2023 and 2022:

	Number of RSUs	Weighted average grant date fair value per RSU
Outstanding January 1, 2022	2,067,500	$1.16
Granted	2,731,180	0.80
Issuance of common stock	(651,336)	0.88
Forfeited	(841,507)	1.24
Outstanding December 31, 2022	3,305,837	$1.14
Granted	4,351,944	0.91
Issuance of common stock	(1,741,152)	0.87
Forfeited	(860,361)	0.88
Outstanding December 31, 2023	5,056,268	$0.98